Income taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of statutory income tax rate and the effective income tax rate

The following schedule summarizes the principal differences between income tax benefit at the UK statutory income tax rate and the consolidated effective income tax rate reflected in the condensed consolidated financial statements:

	June 30,
	2025	2024
UK Federal income tax rate	25.0%	25.0%
Valuation allowance	(18.9)	(18.9)
Change in UK statutory income tax rate	-	0
Nondeductible expense	(5.1)	(5.1)
R&D expenditures	0.9	0.9
Foreign income tax rate differential	(1.0)	(1.0)
	0.9%	0.9%